Other Receivables and Deposits	12 Months Ended
May 31, 2012
Other Receivables and Deposits:
Other Receivables and Deposits

NOTE 6 –OTHER RECEIVABLES AND DEPOSITS

Other receivables and deposits as of the balance sheet dates were summarized as follows:

	2012	2011

Deposits	$117,718	$68,775
Other receivables	265,725	372,576
Total	$383,443	$441,351